Income (Loss) Per Share Attributable to Equity Holders of the Company - Schedule of Potentially Dilutive Ordinary Shares (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basic Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company (in Dollars)	$ 15,894,755	$ (3,679,409)	$ (20,556,669)
Diluted Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company (in Dollars)	$ 15,894,755	$ (3,679,409)	$ (20,556,669)
Basic Income (Loss) Per Share Denominator
Original shares:	37,248,371	31,048,371	23,598,371
Additions from actual events:
Issuance of common stock, weighted	1,300,685	3,657,808	3,392,308
Basic weighted average shares outstanding	38,549,056	34,706,179	26,990,679
Diluted Income (Loss) Per Share Denominator
Diluted Weighted Average Shares Outstanding:	38,549,056	34,706,179	26,990,679
Income (Loss) Per Share
Basic (in Dollars per share)	$ 0.41	$ (0.11)	$ (0.76)
Diluted (in Dollars per share)	$ 0.41	$ (0.11)	$ (0.76)
Weighted Average Shares Outstanding
Basic	38,549,056	34,706,179	26,990,679
Diluted	38,549,056	34,706,179	26,990,679